FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number  811-08034
                                                     ---------

                      Franklin Real Estate Securities Trust
                      -------------------------------------
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

        Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 4/30
                         ----

Date of reporting period: 7/31/04
                          -------


Item 1. Schedule of Investments.

Franklin Real Estate Securities Trust

QUARTERLY STATEMENT OF INVESTMENTS (UNAUDITED)
JULY 31, 2004

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CONTENTS

Franklin Real Estate Securities Fund .................................... 3
Notes to Statement of Investments ....................................... 5


                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                                         Quarterly Statement of Investments  | 1
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Franklin Real Estate Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2004 (UNAUDITED)
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

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FRANKLIN REAL ESTATE SECURITIES FUND                                              SHARES           VALUE
------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 94.7%
   FINANCE/RENTAL/LEASING 1.7%
   Chartermac ................................................................     688,100     $ 13,383,545
                                                                                               -------------
   HOMEBUILDING 3.1%
   KB Home ...................................................................     125,000        8,006,250
   Lennar Corp., A ...........................................................     143,100        6,107,508
   M.D.C. Holdings Inc. ......................................................      36,410        2,444,932
a  Meritage Corp. ............................................................     129,600        8,022,240
                                                                                               -------------
                                                                                                 24,580,930
                                                                                               -------------
   HOTEL/RESORTS/CRUISELINES .7%
a  La Quinta Corp. ...........................................................     729,200        5,585,672
                                                                                               -------------
   REAL ESTATE DEVELOPMENT 6.7%
   Brookfield Properties Corp. (Canada) ......................................     315,840        9,680,496
   Forest City Enterprises Inc., A ...........................................     222,300       11,648,520
a  Killam Properties Inc. (Canada) ...........................................      96,200          144,771
a  Killam Properties Inc., 144A (Canada) .....................................   2,508,500        3,775,019
   LNR Property Corp. ........................................................     167,500        9,046,675
a,bNorthstar Capital Investment Corp., 144A ..................................     100,000        1,350,000
   St. Joe Co. ...............................................................     433,700       18,657,774
                                                                                               -------------
                                                                                                 54,303,255
                                                                                               -------------
   REAL ESTATE INVESTMENT TRUSTS 82.5%
   Alexandria Real Estate Equities Inc. ......................................     115,000        6,910,350
   Amli Residential Properties Trust .........................................     145,000        4,186,150
   Arden Realty Inc. .........................................................     363,400       11,047,360
   Avalonbay Communities Inc. ................................................     234,400       13,642,080
   Bedford Property Investors Inc. ...........................................     305,220        8,543,107
   Boardwalk Real Estate Investment Trust
     (Canada) ................................................................   1,331,500       15,964,685
   Boston Properties Inc. ....................................................     600,150       31,747,935
   Brandywine Realty Trust ...................................................     322,900        8,815,170
   Capital Automotive ........................................................     454,800       13,184,652
   Capital Trust Inc.,  A ....................................................     298,900        7,314,083
   Catellus Development Corp. ................................................     675,180       16,879,500
   Chelsea Property Group Inc. ...............................................     116,700        7,599,504
   Corporate Office Properties Trust .........................................     653,100       16,543,023
   Cousins Properties Inc. ...................................................     124,700        4,006,611
a  Criimi Mae Inc. ...........................................................      87,300        1,073,790
   CRT Properties Inc. .......................................................     527,200       11,361,160
   Developers Diversified Realty Corp. .......................................      58,200        2,088,216
   Entertainment Properties Trust ............................................     321,800       11,378,848
   Equity Residential ........................................................     997,000       29,461,350
a  Eurocastle Investment Ltd. (United Kingdom) ...............................     200,000        3,395,136
   First Potomac Realty Trust ................................................     140,200        2,775,960
   General Growth Properties Inc. ............................................   1,024,290       30,810,643
   Glimcher Realty Trust .....................................................     193,700        4,195,542

                                         Quarterly Statement of Investments  | 3
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Franklin Real Estate Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2004 (UNAUDITED) (CONTINUED)

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FRANKLIN REAL ESTATE SECURITIES FUND                                              SHARES           VALUE
------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   REAL ESTATE INVESTMENT TRUSTS (CONT.)
a  Homebanc Corp. ............................................................   1,930,000     $ 16,019,000
a  Host Marriott Corp. .......................................................   1,021,000       13,221,950
   iStar Financial Inc. ......................................................     681,600       25,900,800
   Kilroy Realty Corp. .......................................................     345,100       12,216,540
   Kimco Realty Corp. ........................................................     148,400        7,138,040
   LaSalle Hotel Properties ..................................................     341,400        8,787,636
   Lexington Corporate Properties Trust ......................................     420,300        8,221,068
   Liberty Property Trust ....................................................     500,700       19,226,880
   Macerich Co. ..............................................................     668,400       32,016,360
   Manufactured Home Communities Inc. ........................................     216,200        6,851,378
   Parkway Properties Inc. ...................................................     183,000        8,033,700
   ProLogis ..................................................................     721,800       24,570,072
a  Provident Senior Living Trust. 144A .......................................   1,073,000       16,095,000
   PS Business Parks Inc. ....................................................     535,000       21,507,000
   Public Storage Inc. .......................................................     386,500       18,215,745
   Ramco-Gershenson Properties Trust .........................................     343,500        8,831,385
   Regency Centers Corp. .....................................................     285,700       12,142,250
   Rouse Co. .................................................................     707,400       34,521,120
   Simon Property Group Inc. .................................................     721,200       37,221,132
   SL Green Realty Corp. .....................................................     260,300       12,780,730
   Tanger Factory Outlet Centers Inc. ........................................     117,300        4,650,945
   Taubman Centers Inc. ......................................................     180,300        4,164,930
   Trizec Properties Inc. ....................................................     866,200       13,902,510
   U.S. Restaurant Properties Inc. ...........................................     184,300        2,799,517
   United Dominion Realty Trust Inc. .........................................     173,100        3,356,409
   Vornado Realty Trust ......................................................     520,000       30,206,800
                                                                                               -------------
                                                                                                665,523,752
                                                                                               -------------
   TOTAL COMMON STOCKS (COST $560,099,012) ...................................                  763,377,154
                                                                                               -------------
   SHORT TERM INVESTMENTS (COST $41,544,059) 5.1%
   MONEY FUND
c  Franklin Institutional Fiduciary Trust
     Money Market Portfolio ..................................................  41,544,059       41,544,059
                                                                                               -------------
   TOTAL INVESTMENTS (COST $601,643,071) 99.8% ...............................                  804,921,213
   OTHER ASSETS, LESS LIABILITIES .2% ........................................                    1,413,204
                                                                                               -------------
   NET ASSETS 100.0% .........................................................                 $806,334,417
                                                                                               =============

aNon-income producing.
bSee Note 1 regarding restricted securities.
cThe Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's Investment Manager.

4 |  See Notes to Statement of Investments.  |  Quarterly Statement of Investments

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Franklin Real Estate Securities Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Real Estate Securities Fund (the Fund) is a separate, non-diversified series of Franklin Real Estate Securities Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940.

1. RESTRICTED SECURITIES

At July 31, 2004, the Fund held investments in restricted and illiquid securities as follows:
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                                                                    ACQUISITION
  SHARES    ISSUER                                                      DATE            COST                  VALUE
----------------------------------------------------------------------------------------------------------------------
  100,000   Northstar Capital Investment Corp., 144A .............    1/16/98        $1,993,250            $1,350,000
                                                                                                           -----------
  TOTAL RESTRICTED SECURITIES (.167% OF NET ASSETS) ............................                           $1,350,000
                                                                                                           ===========

2. INCOME TAXES

At July 31, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments ..................................  $601,764,087
                                                        -------------
Unrealized appreciation ..............................  $206,545,026
Unrealized depreciation ..............................    (3,387,900)
                                                        -------------
Net unrealized appreciation (depreciation) ...........  $203,157,126
                                                        =============

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

                                         Quarterly Statement of Investments  | 5


Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains
    -------------------------------------------------
disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the
    -----------------------------
Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.



Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    FRANKLIN REAL ESTATE SECURITIES TRUST

By /s/Jimmy D. Gambill
       Chief Executive Officer - Finance and Administration
Date  September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
       Chief Executive Officer - Finance and Administration
Date  September 28, 2004


By /s/Galen G. Vetter
       Chief Financial Officer
Date  September 28, 2004








                                    Exhibit A

I, Jimmy D. Gambill, certify that:

1. I have reviewed this report on Form N-Q of the Franklin Real Estate Securities Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 23, 2004

/S/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration









I, Galen G. Vetter, certify that:

1. I have reviewed this report on Form N-Q of the Franklin Real Estate Securities Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 23, 2004

/S/GALEN G. VETTER
Chief Financial Officer